CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2012		Oct. 02, 2011		Dec. 31, 2011		Dec. 31, 2010
OPERATING ACTIVITIES
Net income (loss)	$ 2,319	[1]	$ 1,073	[1],[2]	$ 654		$ (11,889)	[2]
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	1,228	[1]	1,231	[1]	2,024		1,881
Goodwill impairment					0		7,831
Write off of note related to sale of business					0		(379)
Bad debt provision	(58)	[1]	(71)	[1]	58		87
Recovery on sale of equipment	13	[1]	0	[1]	(15)		25
Gain on disposal of discontinued operations					0		(314)
Stock-based compensation, net of forfietures					0		(28)
Amortization of debt issuance costs and debt discount					0		100
Unrealized gain on conversion option					0		(18)
Changes in operating assets and liabilities:
Accounts receivable	(1,400)	[1]	908	[1]	886		(893)
Inventories	241	[1]	(402)	[1]	(243)		1,512
Other current assets	(2)	[1]	(73)	[1]	(4)		111
Deposits and other non-current assets	24	[1]	0	[1]	(3)		596
Accounts payable	(603)	[1]	(1,394)	[1]	(509)		1,481
Accrued expenses and other current liabilities	(557)	[1]	(613)	[1]	(205)		244
Net cash provided by operating activities	1,205	[1]	659	[1]	2,643		347
INVESTING ACTIVITIES
Proceeds from disposal of discontinued operations					0		735
Acquisition of property and equipment	(538)	[1]	(191)	[1]	(279)		(134)
Proceeds from disposal of property and equipment	15	[1]	0	[1]	18		176
Net cash utilized (provided) by investing activities	(523)	[1]	(191)	[1]	(261)		777
FINANCING ACTIVITIES
Payments on capital lease obligations					(32)		(59)
Short-term debt borrowings, net	1,362	[1]	(141)	[1]	(824)		(3)
Borrowings of long-term debt	0	[1]	31	[1]	1,072		26
Repayments of long-term debt	(2,044)	[1]	(358)	[1]	(2,548)		(1,086)
Cash repurchase of restricted stock					0		(2)
Debt issuance costs paid					(50)		0
Net cash utilized by financing activities	(682)	[1]	(468)	[1]	(2,382)		(1,124)
CHANGE IN CASH	0	[1]	0	[1]	0		0
Cash, beginning of period	0	[1]	0	[1]	0	[1]	0
Cash, end of period	0	[1]	0	[1]	0	[1]	0	[1]
Cash paid during the period for:
Interest	$ 529	[1]	$ 738	[1]	$ 953		$ 901

[1]	Unaudited
[2]	Restated